Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,262,449.98

Principal:
Principal Collections	$13,783,267.98
Prepayments in Full	$8,400,142.68
Liquidation Proceeds	$131,404.51
Recoveries	$99,794.25
Sub Total	$22,414,609.42
Collections	$23,677,059.40

Purchase Amounts:
Purchase Amounts Related to Principal	$470,389.20
Purchase Amounts Related to Interest	$2,144.16
Sub Total	$472,533.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,149,592.76

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,149,592.76
Servicing Fee	$291,876.51	$291,876.51	$0.00	$0.00	$23,857,716.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,857,716.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,857,716.25
Interest - Class A-3 Notes	$45,905.20	$45,905.20	$0.00	$0.00	$23,811,811.05
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$23,724,088.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,724,088.13
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$23,673,976.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,673,976.05
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$23,629,514.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,629,514.97
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$23,565,585.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,565,585.72
Regular Principal Payment	$22,093,769.49	$22,093,769.49	$0.00	$0.00	$1,471,816.23
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,471,816.23
Residual Released to Depositor	$0.00	$1,471,816.23	$0.00	$0.00	$0.00
Total		$24,149,592.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,093,769.49
Total					$22,093,769.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,093,769.49	$44.01	$45,905.20	$0.09	$22,139,674.69	$44.10
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$22,093,769.49	$13.72	$292,130.53	$0.18	$22,385,900.02	$13.90

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$94,976,266.10	0.1891957	$72,882,496.61	0.1451843
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$338,716,266.10	0.2103775	$316,622,496.61	0.1966550

Pool Information
Weighted Average APR	4.408%	4.424%
Weighted Average Remaining Term	28.85	28.06
Number of Receivables Outstanding	30,925	29,709
Pool Balance	$350,251,817.26	$327,314,171.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$338,716,266.10	$316,622,496.61
Pool Factor	0.2136028	0.1996142

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$10,691,675.19
Targeted Overcollateralization Amount	$10,691,675.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,691,675.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		99	$152,441.09
(Recoveries)		157	$99,794.25
Net Losses for Current Collection Period			$52,646.84
Cumulative Net Losses Last Collection Period			$10,008,950.27
Cumulative Net Losses for all Collection Periods			$10,061,597.11

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.95%	431	$6,394,807.60
61-90 Days Delinquent	0.27%	55	$881,940.42
91-120 Days Delinquent	0.07%	13	$228,484.68
Over 120 Days Delinquent	0.36%	64	$1,174,809.01
Total Delinquent Receivables	2.65%	563	$8,680,041.71

Repossession Inventory:
Repossessed in the Current Collection Period		27	$503,454.67
Total Repossessed Inventory		37	$680,379.90

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7041%
Preceding Collection Period			0.7106%
Current Collection Period			0.1865%
Three Month Average			0.5337%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3862%
Preceding Collection Period			0.4171%
Current Collection Period			0.4443%
Three Month Average			0.4159%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer